Interest and Debt Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense Debt [Abstract]
Interest expense	$ 430,278	$ 444,412	$ 427,147
Amortization of deferred financing costs	45,263	23,673	20,889
Capitalized interest and debt expenses	(62,786)	(42,303)	(16,801)
Interest and Debt Expense, Total	$ 412,755	$ 425,782	$ 431,235